Employee Benefits Plans	12 Months Ended
Dec. 31, 2025
Employee Benefits Plans [Abstract]
EMPLOYEE BENEFITS PLANS

Note 11. EMPLOYEE BENEFITS PLANS

The Company employs both union and non-union employees and maintains several benefit plans.

Union

The Company’s AIM subsidiary has a collective bargaining agreement with the United Service Workers, IUJAT, Local 355 (the “Union”). This agreement is effective until December 31, 2027 and covers the majority of AIM’s 125 personnel. The Company is not required to make a monthly contribution to Union’s United Welfare Fund and the United Services Worker’s Security Fund, the sole pension benefit for covered employees. The Company is not obligated to provide any future defined benefits. The Company is obligated to make contributions for union dues and a security fund (defined contribution plan) for the benefit of each union employee. Contributions to the security fund amounted to $146,000 and $145,000 for the years ended December 31, 2025 and 2024, respectively. The Union’s retirement plan is a defined contribution plan. As such, the Company is not responsible for the obligations of other companies in the Union’s retirement plan.

Medical benefits for union employees are provided through a policy with Insperity Services, Inc. (“Insperity”), a professional employer organization that provides out-sourced human resource services. The cost of such benefits are substantially borne by the Company.

The collective bargaining agreement contains a “no-strike” clause and a “no-lock-out” clause. The Company believes it maintains good relationships with the Union.

Others

All of the Company’s employees are covered under a co-employment agreement with Insperity, a professional employer organization that provides out-sourced human resource services.

The Company has defined contribution plans under Section 401(k) of the Internal Revenue Code (the “Plans”). Pursuant to the Plans, qualified employees may contribute a percentage of their pre-tax eligible compensation to the Plan. The Company does not match any contributions that employees may make to the Plans.